Earnings per share - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to shareholders	€ 982	€ 498	€ 1,090
Basic weighted average number of ordinary shares in issue (million) (in shares)	456,000,000	455,000,000	466,000,000
Effect of dilutive potential ordinary shares (million) (in shares)	1,000,000	1,000,000	3,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)	457,000,000	456,000,000	469,000,000
Basic earnings per share (in EUR per share)	€ 2.15	€ 1.09	€ 2.34
Diluted earnings per share (in EUR per share)	€ 2.15	€ 1.09	€ 2.32
Number of shares issued and fully paid (in shares)	456,235,032	454,645,510	456,399,877
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0	0